Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Loss
Shareholders equity	$ (230)	$ (216)
Foreign currency translation loss
Accumulated Other Comprehensive Loss
Shareholders equity	(170)	$ (216)
Unrealized loss on investments
Accumulated Other Comprehensive Loss
Shareholders equity	$ (60)